Summary of key assumptions used in calculations of value in use for CGUs (Details)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Top of range [member]
InvestmentInJointVentureLineItems [Line Items]
EBITDA Margin		33.60%
Yatra tg stays private limited and yatra hotel solutions private limited [member]
InvestmentInJointVentureLineItems [Line Items]
Terminal Value growth rate	[1]	5.00%	4.00%
Yatra tg stays private limited and yatra hotel solutions private limited [member] | Bottom of range [member]
InvestmentInJointVentureLineItems [Line Items]
EBITDA Margin	[1]	19.00%	22.54%
Yatra tg stays private limited and yatra hotel solutions private limited [member] | Top of range [member]
InvestmentInJointVentureLineItems [Line Items]
EBITDA Margin	[1]	21.30%	23.63%
TSI Yatra Private Limited [member]
InvestmentInJointVentureLineItems [Line Items]
Pre-Tax Discount rate		29.79%
Yatra for business private limited [member]
InvestmentInJointVentureLineItems [Line Items]
Pre-Tax Discount rate		28.59%
Terminal Value growth rate		5.00%
Yatra for business private limited [member] | Bottom of range [member]
InvestmentInJointVentureLineItems [Line Items]
EBITDA Margin		10.10%
Bottom of range [member] | Yatra tg stays private limited and yatra hotel solutions private limited [member]
InvestmentInJointVentureLineItems [Line Items]
Pre-Tax Discount rate	[1]	21.19%	24.05%
Bottom of range [member] | TSI Yatra Private Limited [member]
InvestmentInJointVentureLineItems [Line Items]
Terminal Value growth rate		5.00%
EBITDA Margin		20.40%
Top of range [member] | TSI Yatra Private Limited [member]
InvestmentInJointVentureLineItems [Line Items]
EBITDA Margin	[1]	35.50%

[1]	Deferred tax asset acquired on account of acquisition of Globe All India Services Limited on September 10, 2024